Capital structure and financing (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Disclosure of share capital, share premium
Share capital, share premium

	2022 (i)	2021
Authorized and registered share capital (number of shares)	200,000,000	133,333,200
Subscribed and fully paid up share capital (number of shares)	172,096,305	101,739,217
Par value per share	1.50	1.50
Share capital (US$ millions)	258	153
Share premium (US$ millions)	1,085	476
Total (US$ millions)	1,343	628
(i) On December 13, 2021, in the view of the upcoming right offering, Millicom's Board of Directors proposed to increase the authorized share capital of the Company to $300 million divided into 200 million shares with a par value of $1.50 each, through an extraordinary general meeting ("EGM"). The proposal has been ratified at the EGM which took place on February 28, 2022.
Disclosure of other equity reserves
C.1. Share capital, share premium and reserves
Common shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds.
Where any Group company purchases the Company’s share capital, the consideration paid, including any directly attributable incremental costs, is shown under Treasury shares and deducted from equity attributable to the Company’s equity holders until the shares are canceled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental costs and the related income tax effects is included in equity attributable to the Company’s equity holders.
Share capital, share premium

	2022 (i)	2021
Authorized and registered share capital (number of shares)	200,000,000	133,333,200
Subscribed and fully paid up share capital (number of shares)	172,096,305	101,739,217
Par value per share	1.50	1.50
Share capital (US$ millions)	258	153
Share premium (US$ millions)	1,085	476
Total (US$ millions)	1,343	628
(i) On December 13, 2021, in the view of the upcoming right offering, Millicom's Board of Directors proposed to increase the authorized share capital of the Company to $300 million divided into 200 million shares with a par value of $1.50 each, through an extraordinary general meeting ("EGM"). The proposal has been ratified at the EGM which took place on February 28, 2022.
On May 18, 2022, the Board of Directors of Millicom resolved on a rights offering (the "Rights Offering") granting preferential subscription rights to existing holders of shares and Swedish Depositary Receipts ("SDRs") to subscribe for up to 70,357,088 shares in aggregate.
Those who were registered as holders of shares/SDR register on May 23, 2022, received one subscription right for each share ("Share Right") or SDR ("SDR right") held in Millicom. 10 share rights entitled a holder thereof to subscribe for 7 new shares in Millicom and 10 SDR Rights entitled a holder thereof to subscribe 7 new SDRs in Millicom. The subscription price was set at SEK 106 per new SDR and $10.61 per new share. The subscription price in SEK was determined based on the subscription price in U.S dollars as resolved by Millicom, $10.61 per new share, using the SEK-U.S dollar exchange rate published by the Swedish Central Bank on May 17, 2022.
The record date for participation in the Rights Offering was May 23, 2022. The subscription period ran from May 27, 2022 up to June 13, 2022.
The result of the Rights Offering showed that 68,822,675 shares, including those represented by SDRs, have been subscribed for by the exercise of basic subscription rights. The remaining 1,534,413 shares, including those represented by SDRs, were allotted to those investors who subscribed for them pursuant to over subscription privileges. The Rights Offering was thus fully subscribed, and Millicom received proceeds amounting to approximately $717 million after deducting underwriting commissions and other offering expenses of $28 million.
The Rights Offering resulted in the issuance of 70,357,088 new shares, which increased the number of outstanding shares in Millicom from 101,739,217 to 172,096,305. As a result, the share capital increased by $106 million to $258 million from $153 million. The remaining $611 million have been allocated to the Group's share premium account.
Other equity reserves

	Legal reserve	Equity settled transaction reserve	Hedge reserve	Currency translation reserve	Pension obligation reserve	Total
	(US$ millions)
As of January 1, 2020	16	52	(18)	(593)	(2)	(544)
Share based compensation	—	24	—	—	—	24
Issuance of shares – 2015, 2016, 2017 LTIPs	—	(26)	—	—	—	(26)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Cash flow hedge reserve movement	—	—	(1)	—	—	(1)
Currency translation movement	—	—	0	(12)	—	(12)
As of December 31, 2020	16	50	(19)	(605)	(4)	(562)
Share based compensation	—	18	—	—	—	18
Issuance of shares –2016, 2017, 2018 LTIPs	—	(25)	—	—	—	(25)
Remeasurements of post-employment benefit obligations	—	—	—	—	2	2
Cash flow hedge reserve movement	—	—	14	—	—	14
Currency translation movement	—	—	1	(41)	—	(41)
As of December 31, 2021	16	43	(3)	(646)	(3)	(593)
Share based compensation	—	25	—	—	—	25
Issuance of shares –2017, 2018, 2019 LTIPs	—	(17)	—	—	—	(17)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Cash flow hedge reserve movement	—	—	8	—	1	9
Currency translation movement	—	—	—	20	—	20
As of December 31, 2022	16	51	5	(626)	(4)	(559)

Disclosure of detailed information about borrowings
C.3. Debt and financing
Debt and financing by type (i)

	Note	2022	2021
		(US$ millions)
Debt and financing due after more than one year
Bonds	C.3.1.	4,879	4,030
Banks	C.3.2.	1,776	1,851
Other financing (ii)		30	36
Total non-current financing		6,686	5,916
Less: portion payable within one year		(61)	(12)
Total non-current financing due after more than one year		6,624	5,904
Debt and financing due within one year
Bonds	C.3.1.	101	61
Banks	C.3.2.	18	1,768
Total current debt and financing		119	1,828
Add: portion of non-current debt payable within one year		61	12
Total		180	1,840
Total debt and financing		6,804	7,744
(i)    See note D.1.1. for further details on maturity profile of the Group debt and financing.
(ii) In July 2018, the Company issued a COP144,054.5 million /$50 million bilateral facility with IIC (Inter-American Development Bank) for a USD indexed to COP Note. The note bears interest at 9.450% p.a.. This COP Note is used as net investment hedge of the net assets of our operations in Colombia.

Debt and financing by location

	2022	2021
	(US$ millions)
Millicom International Cellular S.A. (Luxembourg)	2,573	4,020
Guatemala	1,465	605
Colombia	605	802
Paraguay	678	751
Bolivia	260	310
Panama	773	846
Tanzania	—	188
Costa Rica	128	121
El Salvador	173	100
Nicaragua	147	—
Total debt and financing	6,804	7,744
Debt and financing are initially recognized at fair value, net of directly attributable transaction costs. They are subsequently measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the effective interest rate. Any difference between the initial amount and the maturity amount is recognized in the consolidated statement of income over the period of the borrowing. Borrowings are classified as current liabilities, unless the Group has an unconditional right to defer settlement of the liability for at least 12 months from the statement of financial position date.
Bond financing

	Note	Country	Maturity	Interest Rate %	2022	2021
					(US$ millions)
SEK Variable Rate Notes	1	Luxembourg	2024	STIBOR (i) + 2.350%	191	220
SEK Variable Rate Notes	1	Luxembourg	2027	STIBOR (i) + 3.000%	214	—
USD 4.500% Senior Notes	2	Luxembourg	2031	4.500%	779	777
USD 6.625% Senior Notes	3	Luxembourg	2026	6.625%	147	147
USD 6.250% Senior Notes	4	Luxembourg	2029	6.250%	670	670
USD 5.125% Senior Notes	5	Luxembourg	2028	5.125%	446	445
USD 5.875% Senior Notes	6	Paraguay	2027	5.875%	508	556
PYG 8.750% Notes (tranche A)	6	Paraguay	2024	8.750%	16	17
PYG 9.250% Notes (tranche B)	6	Paraguay	2026	9.250%	7	7
PYG 10.000% Notes (tranche C)	6	Paraguay	2029	10.000%	9	9
PYG 9.250% Notes (tranche D)	6	Paraguay	2026	9.250%	1	1
PYG 10.000% Notes (tranche E)	6	Paraguay	2029	10.000%	3	4
PYG 9.250% Notes (tranche F)	6	Paraguay	2027	9.250%	2	2
PYG 10.000% Notes (tranche G)	6	Paraguay	2030	10.000%	3	3
PYG 6.000% Notes (tranche H)	6	Paraguay	2026	6.000%	13	14
PYG 6.700% Notes (tranche I)	6	Paraguay	2028	6.700%	19	21
PYG 7.500% Notes (tranche J)	6	Paraguay	2031	7.500%	22	23
BOB 5.800% Notes	7	Bolivia	2026	5.800%	35	50
BOB 4.850% Notes	7	Bolivia	2023	4.850%	14	28
BOB 3.950% Notes	7	Bolivia	2024	3.950%	14	21
BOB 4.600% Notes	7	Bolivia	2024	4.600%	41	40
BOB 4.300% Notes	7	Bolivia	2029	4.300%	15	17
BOB 4.300% Notes	7	Bolivia	2022	4.300%	—	11
BOB 4.700% Notes	7	Bolivia	2024	4.700%	21	25
BOB 5.300% Notes	7	Bolivia	2026	5.300%	8	9
BOB 5.000% Notes	7	Bolivia	2026	5.000%	48	54
UNE Bond 2 (tranches A and B)	8	Colombia	2023	CPI + 4.76%	31	38
UNE Bond 3 (tranche A)	8	Colombia	2024	9.350%	33	40
UNE Bond 3 (tranche B)	8	Colombia	2026	CPI + 4.15%	53	64
UNE Bond 3 (tranche C)	8	Colombia	2036	CPI + 4.89%	26	32
UNE Bond 6.600%	8	Colombia	2030	6.600%	31	38
UNE Bond 4 (tranche A)	8	Colombia	2028	5.560%	24	29
UNE Bond 4 (tranche B)	8	Colombia	2031	CPI + 2.61%	59	71
UNE Bond 4 (tranche C)	8	Colombia	2036	CPI + 3.18%	18	21
USD 4.500% Senior Notes	9	Panama	2030	4.500%	589	587
USD Comcel Senior Notes 5.125%	10	Guatemala	2032	5.125%	870	—
Total bond financing					4,980	4,090
(i)    STIBOR – Swedish Interbank Offered Rate.
Bank and Development Financial Institution financing

	Note	Country	Maturity range	Interest rate	2022	2021
					(US$ millions)
Fixed rate loans
PYG Long-term loans	1	Paraguay	2023-2026	Fixed	76	94
USD - Long-term loans	2	Panama	2025-2026	Fixed	185	259
BOB Long-term loans	3	Bolivia	2023-2026	Fixed	64	54
GTQ Long-term loans	8	Guatemala	2025-2027	Fixed	595	605
Variable rate loans
USD Long-term loans	4	Costa Rica	2026	Variable	32	33
CRC Long-term loans	4	Costa Rica	2026	Variable	96	88
USD Long-term loans		Tanzania	2022-2025	Variable	—	150
TZS Long-term loans		Tanzania	2022-2025	Variable	—	38
COP Long-term loans	5	Colombia	2025-2030	Variable	280	322
USD Long-term loans	5	Colombia	2024	Variable	50	148
USD Credit Facility / Senior Unsecured Term Loan Facility	6	El Salvador	2026-2027	Variable	173	99
USD Long-term loans	6	Nicaragua	2027	Variable	147	—
USD Revolving Credit Facility(i)	7	Luxembourg	2025	Variable	(3)	(4)
USD Bridge Loan	7	Luxembourg	2022	Variable	—	1,632
USD DNB Bilateral	7	Luxembourg	2026	Variable	99	99
Total Bank and Development Financial Institution financing					1,794	3,618
(i) Relates to the amortized costs of the undrawn RCF that the Company entered into in October 2020 - see point 7 below.
Disclosure of interest and other financial expenses	Interest and other financial expenses The Group’s interest and other financial expenses comprised the following:

	December 31
	2022	2021	2020
	(US$ millions)
Interest expense on bonds and bank financing	(434)	(329)	(369)
Interest expense on leases	(124)	(113)	(112)
Early redemption charges	—	(5)	(15)
Others	(59)	(47)	(64)
Total interest and other financial expenses	(617)	(495)	(560)

Disclosure of contingent liabilities
Maturity of guarantees

	Bank and financing guarantees (i)		Supplier guarantees
Terms	As at December 31, 2022	As at December 31, 2021	As at December 31, 2022	As at December 31, 2021
	Outstanding and Maximum exposure		Outstanding and Maximum exposure
0-1 year	13	71	2	82
1-3 years	70	6	—	—
3-5 years	418	223	—	—
Total	501	300	2	82
(i) If non-payment by the obligor, the guarantee ensures payment of outstanding amounts by the Group's guarantor.
Disclosure of leases	At December 31, 2022, lease liabilities are presented in the statement of financial position as follows:

	December 31, 2022	December 31, 2021
	(US$ millions)
Current	163	171
Non-Current	853	996
Total Lease liabilities	1,016	1,167
The expenses relating to payments not included in the measurement of the lease liability are disclosed in operating expenses and are as follows:

	2022	2021
	(US$ millions)
Expense relating to short-term leases (included in cost of sales and operating expenses)	0	0

Schedule of cash and cash equivalents

	2022	2021
	(US$ millions)
Cash and cash equivalents in USD	820	526
Cash and cash equivalents in other currencies	220	369
Total cash and cash equivalents	1,039	895

Schedule of restricted cash

	2022	2021
	(US$ millions)
Mobile Financial Services	50	197
Others	6	7
Restricted cash	57	203

Disclosure of net debt
Net financial obligations

	2022	2021
	(US$ millions)
Total debt and financing	6,804	7,744
Lease liabilities	1,016	1,167
Gross financial obligations	7,820	8,911
Less:
Cash and cash equivalents	(1,039)	(895)
Pledged deposits	—	(35)
Net financial obligations at the end of the year	6,780	7,981
Add (less) derivatives related to debt (note D.1.2.)	34	(20)
Net financial obligations including derivatives related to debt	6,814	7,961

	Assets		Liabilities from financing activities
	Cash and cash equivalents	Other	Bond and bank debt and financing	Lease liabilities	Total
Net financial obligations as at January 1, 2021	875	—	5,691	1,021	5,837
Cash flows	(169)	31	1,779	(137)	1,780
Scope Changes	199	4	413	204	414
Recognition / Remeasurement	—	—	—	123	123
Interest accretion	—	—	20	—	20
Foreign exchange movements	(10)	—	(108)	(44)	(142)
Transfers	—	—	(15)	1	(14)
Other non-cash movements	—	—	(36)	—	(36)
Net financial obligations as at December 31, 2021	895	35	7,744	1,167	7,981
Cash flows	179	(35)	(557)	(157)	(858)
Scope changes	—	—	—	—	—
Recognition / Remeasurement	—	—	—	251	251
Interest accretion	—	—	9	—	9
Foreign exchange movements	(11)	—	(197)	(63)	(249)
Transfers to/from assets held for sale	(24)	—	(189)	(184)	(349)
Transfers	—	—	1	2	4
Other non-cash movements	—	—	(8)	—	(8)
Net financial obligations as at December 31, 2022	1,039	—	6,804	1,016	6,780

Disclosure of fair value measurement of assets
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2022	2021	2022	2021
		(US$ millions)
Financial assets
Derivative financial instruments		19	21	19	21
Other non-current assets		76	74	76	74
Trade receivables, net		379	405	379	405
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	15	65	15	65
Prepayments and accrued income		117	166	117	166
Supplier advances for capital expenditures		21	35	21	35
Other current assets		197	269	197	269
Restricted cash	C.5.2.	57	203	57	203
Cash and cash equivalents	C.5.1.	1,039	895	1,039	895
Total financial assets		1,920	2,134	1,920	2,134
Current		1,825	2,015	1,825	2,015
Non-current		95	119	95	119
Financial liabilities
Debt and financing (i)	C.3.	6,804	7,744	6,327	7,817
Trade payables		400	347	400	347
Payables and accruals for capital expenditure		428	452	428	452
Derivative financial instruments		53	1	53	1
Put option liability	C.7.4.	—	290	—	290
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	58	74	58	74
Accrued interest and other expenses		412	539	412	539
Other liabilities		658	814	658	814
Total financial liabilities		8,812	10,260	8,335	10,334
Current		1,601	3,858	1,601	3,858
Non-current		7,210	6,403	6,733	6,476
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.

Disclosure of fair value measurement of liabilities
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2022	2021	2022	2021
		(US$ millions)
Financial assets
Derivative financial instruments		19	21	19	21
Other non-current assets		76	74	76	74
Trade receivables, net		379	405	379	405
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	15	65	15	65
Prepayments and accrued income		117	166	117	166
Supplier advances for capital expenditures		21	35	21	35
Other current assets		197	269	197	269
Restricted cash	C.5.2.	57	203	57	203
Cash and cash equivalents	C.5.1.	1,039	895	1,039	895
Total financial assets		1,920	2,134	1,920	2,134
Current		1,825	2,015	1,825	2,015
Non-current		95	119	95	119
Financial liabilities
Debt and financing (i)	C.3.	6,804	7,744	6,327	7,817
Trade payables		400	347	400	347
Payables and accruals for capital expenditure		428	452	428	452
Derivative financial instruments		53	1	53	1
Put option liability	C.7.4.	—	290	—	290
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	58	74	58	74
Accrued interest and other expenses		412	539	412	539
Other liabilities		658	814	658	814
Total financial liabilities		8,812	10,260	8,335	10,334
Current		1,601	3,858	1,601	3,858
Non-current		7,210	6,403	6,733	6,476
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.